Other disclosures - Supervisory Board Remuneration (Details) - Supervisory Board - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Remuneration
Remuneration	€ 480,500	€ 475,000.0
Supervisory Board share-based compensation	0	0
Prof. Dr. Iris Lw-Friedrich
Remuneration
Remuneration	113,600	70,000.0
Roland Sackers
Remuneration
Remuneration	90,500	85,000.0
Dr. Mario Polywka
Remuneration
Remuneration	55,500	50,000.0
Dr. Elaine Sullivan
Remuneration
Remuneration	60,000.0	60,000.0
Kasim Kutay
Remuneration
Remuneration	60,000.0	32,500
Dr. Constanze Ulmer-Eilfort
Remuneration
Remuneration	32,700	0.0
Prof. Dr. Wolfgang Plischke
Remuneration
Remuneration	€ 68,200	150,000.0
Michael Shalmi
Remuneration
Remuneration		€ 27,500